Inventories (Details) - Schedule of inventories - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Schedule Of Inventories Abstract
Merchant products	$ 108,769	$ 422,174
Raw materials	25,977	41,636
Packaging and other supplies	891	961
Products in process	152,670	85,083
Less: inventory write-down	10,692	332,338
Total inventories	$ 277,615	$ 217,516